Summary of Significant Accounting Policies - Summary of Changes in Allowance for Credit Losses (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance - January 1, 2023	$ 107,860
Change in provision for credit losses	(102,112)
Balance - December 31, 2023	$ 5,748